Leases - Summary of Lessee Operating Lease Liability Maturity (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	¥ 10,838
2025	3,150
2026	898
Total future lease payment	14,886
Impact of discounting remaining lease payments	(599)
Total lease liabilities	14,287	¥ 26,567
Operating leases not yet commenced	¥ 0	¥ 0